SHAREHOLDERS' EQUITY (Schedule of Outstanding Warrants) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Tranche One [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable	154,781
Weighted average exercise price	$ 11
Weighted average remaining contractual life (years)	1 year 7 months 6 days
Tranche Two [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable	6,215
Weighted average exercise price	$ 11
Weighted average remaining contractual life (years)	2 years 1 month 6 days